Interim Condensed Consolidated Statement of Shareholders' Equity (Deficiency) - USD ($) shares in Thousands, $ in Thousands	Total	Number of Common Shares	Options	Warrants [Member]	Accumulated other comprehensive (loss)	Accumulated Deficit	Noncontrolling Interest
Balance, shares at Dec. 31, 2020		38,355
Balance, amount at Dec. 31, 2020	$ 16,250	$ 27,254	$ 2,396	$ 3,961	$ 39	$ (17,287)	$ (113)
Statement [Line Items]
Initial public offering, shares		3,333
Initial public offering, amount	16,667	$ 16,667	0	0	0	0	0
Regulation A and Other Offerings, shares		(1)
Regulation A and Other Offerings, amount	(3)	$ (3)	0	0	0	0	0
Share issuance costs	(5,040)	(5,040)	0	0	0	0	0
Warrants issued	1,349	$ 0	0	1,349	0	0	0
Warrants exercised, shares		337
Warrants exercised, amount	60	$ 65	0	(5)	0	0	0
Options issued	95	0	95	0	0	0	0
Other comprehensive loss - exchange differences on foreign operations	(201)	0	0	0	(201)	0	0
Current year net loss attributable to Flora	(5,138)	$ 0	0	0	0	(5,097)	(41)
Balance, shares at Jun. 30, 2021		42,024
Balance, amount at Jun. 30, 2021	24,039	$ 38,943	2,491	5,305	(162)	(22,384)	(154)
Balance, shares at Dec. 31, 2021		65,517
Balance, amount at Dec. 31, 2021	76,941	$ 102,428	3,712	10,670	(1,108)	(38,536)	(225)
Statement [Line Items]
Warrants exercised, shares		473
Warrants exercised, amount	91	$ 132		(41)
Other comprehensive loss - exchange differences on foreign operations	(567)				(567)
Current year net loss attributable to Flora	(32,716)					(32,611)	(105)
Share repurchase (Note 12)	(250)	$ 0	(250)	0
Common shares issued for business combinations (Notes 8 and 12), shares		9,500
Common shares issued for business combinations (Notes 8 and 12), amount	14,697	$ 14,697
Common shares issued for other agreements (Note 12), shares		811
Common shares issued for other agreements (Note 12), amount	1,554	$ 1,470	84
Acquisition of noncontrolling interest (Note 8), shares		131
Acquisition of noncontrolling interest (Note 8), amount	(54)	$ 220	63			(365)	28
Options Issued (Note 13)	2,771			2,771
Options exercised (Note 13), shares		512
Options exercised (Note 13), amount	77	$ 96	(19)
Warrants expired/cancelled (Note 14)			582		(582)
Share issuance costs	(75)		(75)
Balance, shares at Jun. 30, 2022		76,944
Balance, amount at Jun. 30, 2022	$ 62,469	$ 119,300	$ 6,611	$ 10,047	$ (1,675)	$ (71,512)	$ (302)